Derivative Liability (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD mo
Derivative Liability 1	0.69%
Derivative Liability 2	0.69%
Derivative Liability 3	2.01%
Derivative Liability 4	0
Derivative Liability 5	59.90%
Derivative Liability 6	58.60%
Derivative Liability 7	111.60%
Derivative Liability 8	38
Derivative Liability 9	43
Derivative Liability 10	75
Derivative Liability 11 | CAD	CAD 2.91